Submission	Sep. 30, 2024
Submission [Line Items]
Central Index Key	0000016732
Registrant Name	Campbell Soup Company
Registration File Number	333-274048
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES